UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts 02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

Item 1. Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
April 30, 2016
(Unaudited)

	SHARES	VALUE
Common Stocks - 68.6%
Software & Services - 7.4%
Adobe Systems, Inc. (a)	14,332	$1,350,361
Alphabet, Inc., Class A (a)	6,217	4,400,890
ANSYS, Inc. (a)	19,373	1,758,487
MasterCard, Inc., Class A	13,295	1,289,482
Microsoft Corporation	24,621	1,227,849
PayPal Holdings, Inc. (a)	49,993	1,958,726
Zendesk, Inc. (a)	59,029	1,334,056
		13,319,851

Capital Goods - 6.0%
A.O. Smith Corporation	12,456	961,852
ABB Ltd. American Depositary Receipt (b)	78,315	1,653,230
Hexcel Corporation	28,023	1,268,601
Illinois Tool Works, Inc.	19,379	2,025,493
Lincoln Electric Holdings, Inc.	11,031	691,313
Middleby Corporation (The) (a)	5,751	630,540
Wabtec Corporation	26,985	2,237,866
Xylem, Inc.	33,228	1,388,266
		10,857,161

Healthcare Equipment & Services - 5.4%
Cigna Corporation	21,894	3,033,195
DENTSPLY SIRONA, Inc.	21,326	1,271,030
Hologic, Inc. (a)	66,273	2,226,110
Medtronic PLC (b)	14,447	1,143,480
Zimmer Biomet Holdings, Inc.	17,789	2,059,432
		9,733,247

Pharmaceuticals & Biotechnology - 5.1%
Amgen, Inc.	6,383	1,010,429
Biogen, Inc. (a)	5,281	1,452,222
Gilead Sciences, Inc.	20,978	1,850,469
Merck & Company, Inc.	55,423	3,039,397
Shire PLC American Depositary Receipt (b)	10,044	1,882,447
		9,234,964

Renewable Energy & Energy Efficiency - 5.1%
8point3 Energy Partners LP	95,600	1,507,612
Acuity Brands, Inc.	7,265	1,771,861
EnerNOC, Inc. (a)	45,945	313,345
First Solar, Inc. (a)	16,393	915,385
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,474	610,596
Johnson Controls, Inc.	32,519	1,346,286
Ormat Technologies, Inc.	39,820	1,728,188
SolarCity Corporation (a)	31,019	940,496
		9,133,769

Retailing - 4.6%
Home Depot, Inc. (The)	13,348	1,787,164
Priceline Group, Inc. (The) (a)	815	1,095,083
Tailored Brands, Inc.	34,641	603,446
Target Corporation	20,973	1,667,354
TJX Companies, Inc. (The)	25,620	1,942,508

Tractor Supply Company	13,381	$1,266,645
		8,362,200

Banks - 4.6%
East West Bancorp, Inc.	22,079	827,742
Fifth Third Bancorp	56,891	1,041,674
First Republic Bank	18,408	1,294,450
PNC Financial Services Group, Inc. (The)	16,911	1,484,448
SVB Financial Group (a)	11,664	1,216,322
Umpqua Holdings Corporation	71,114	1,125,735
Wells Fargo & Company	24,941	1,246,551
		8,236,922

Technology Hardware & Equipment - 4.4%
Apple, Inc.	11,474	1,075,573
Cisco Systems, Inc.	65,760	1,807,742
F5 Networks, Inc. (a)	20,785	2,177,229
Palo Alto Networks, Inc. (a)	13,846	2,088,946
SanDisk Corporation	9,655	725,380
		7,874,870

Insurance - 3.5%
Aflac, Inc.	37,626	2,595,065
Lincoln National Corporation	26,758	1,162,635
Reinsurance Group of America, Inc.	27,215	2,591,413
		6,349,113

Semiconductors - 3.0%
Analog Devices, Inc.	16,292	917,566
ARM Holdings PLC American Depositary Receipt (b)	18,049	743,438
ASML Holding NV (b)	10,070	972,762
NXP Semiconductors NV (a)(b)	22,426	1,912,489
Xilinx, Inc.	18,959	816,754
		5,363,009

Healthy Living - 2.7%
United Natural Foods, Inc. (a)	53,081	1,893,399
WhiteWave Foods Company (The) (a)	48,151	1,936,152
Whole Foods Market, Inc.	35,035	1,018,818
		4,848,369

Materials - 2.5%
Minerals Technologies, Inc.	19,701	1,180,090
Owens-Illinois, Inc. (a)	112,743	2,081,236
Sealed Air Corporation	26,957	1,276,683
		4,538,009

Consumer Durables & Apparel - 2.5%
Deckers Outdoor Corporation (a)	22,131	1,279,393
lululemon athletica, Inc. (a)	20,572	1,348,495
Newell Brands, Inc.	16,832	766,529
NIKE, Inc., Class B	19,117	1,126,756
		4,521,173

Real Estate - 2.0%
AvalonBay Communities, Inc.	6,764	1,195,808
CBRE Group, Inc., Class A (a)	52,867	1,566,449
Forest City Realty Trust, Inc., Class A	41,751	867,586
		3,629,843

Diversified Financials - 1.9%
Charles Schwab Corporation (The)	38,034	1,080,546
Stifel Financial Corporation (a)	43,317	1,425,562
WisdomTree Investments, Inc.	78,536	855,257
		3,361,365

Telecommunication Services - 1.6%
BT Group PLC American Depositary Receipt (b)	25,221	827,249

SBA Communications Corporation, Class A (a)	9,695	$998,973
Verizon Communications, Inc.	21,731	1,106,977
		2,933,199

Transportation - 1.5%
J.B. Hunt Transport Services, Inc.	15,201	1,259,859
United Parcel Service, Inc., Class B	13,986	1,469,509
		2,729,368

Food & Staples Retailing - 1.3%
Costco Wholesale Corporation	8,613	1,275,844
CVS Health Corporation	11,513	1,157,056
		2,432,900

Food & Beverage - 1.0%
General Mills, Inc.	300	18,402
Unilever NV American Depositary Receipt (b)	39,257	1,728,093
		1,746,495

Consumer Services - 0.7%
Panera Bread Company, Class A (a)	5,928	1,271,497
Starbucks Corporation	550	30,926
		1,302,423

Automobiles & Components - 0.6%
BorgWarner, Inc.	28,895	1,037,908

Media - 0.5%
IMAX Corporation (a)	29,942	958,144

Household & Personal Products - 0.4%
Church & Dwight Company, Inc.	6,930	642,411

Commercial & Professional Services - 0.3%
Interface, Inc.	36,021	613,077

Total Common Stocks (Cost $109,095,871)		123,759,790

	PRINCIPAL AMOUNT	VALUE
Bonds & Notes - 27.6%
Green Bonds, Renewable Energy & Energy Efficiency - 16.5%
African Development Bank 0.75%, due 10/18/16 (b)	$1,000,000	999,118
Apple, Inc. 2.85%, due 2/23/23	1,000,000	1,032,681
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	1,014,260
Digital Realty Trust LP 3.95%, due 7/1/22	2,000,000	2,047,620
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	506,700
Export-Import Bank of Korea 1.75%, due 2/27/18 (b)	1,000,000	1,002,903
International Bank for Reconstruction & Development 2.00%, due 10/20/16 (b)	500,000	502,997
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	2,023,468
International Finance Corporation 0.625%, due 11/15/16 (b)	1,000,000	999,619
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	509,051
KFW 1.75%, due 10/15/19 (b)	1,500,000	1,525,648
Kommuninvest I Sverige AB 1.50%, due 4/23/19 (b)	1,000,000	1,008,560

Morgan Stanley 2.20%, due 12/7/18	$1,500,000	$1,514,113
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)	1,000,000	1,019,764
Nordic Investment Bank 2.25%, due 9/30/21 (b)	1,500,000	1,552,948
Overseas Private Investment Corporation 3.28%, due 9/15/29	800,000	839,362
Overseas Private Investment Corporation 3.33%, due 5/15/33	243,304	256,240
Overseas Private Investment Corporation 3.43%, due 6/1/33	249,911	265,967
Regency Centers LP 3.75%, due 6/15/24	2,000,000	2,053,452
Sumitomo Mitsui Bank 2.45%, due 10/20/20 (b)	2,000,000	2,020,074
Svensk Exportkredit AB 1.875%, due 6/23/20 (b)	1,500,000	1,519,491
Vornado Realty LP 2.50%, due 6/30/19	2,000,000	2,019,952
		29,823,080

Software & Services - 2.4%
International Business Machines Corporation 8.375%, due 11/1/19	500,000	615,049
Oracle Corporation 1.20%, due 10/15/17	500,000	501,908
Oracle Corporation 5.00%, due 7/8/19	1,000,000	1,117,963
Oracle Corporation 2.50%, due 5/15/22	500,000	511,142
Symantec Corporation 4.20%, due 9/15/20	1,500,000	1,563,454
		4,309,516

Banks - 1.8%
HSBC Bank USA N.A. 6.00%, due 8/9/17	500,000	524,549
HSBC Holdings PLC 5.10%, due 4/5/21 (b)	1,500,000	1,665,288
JPMorgan Chase & Company 4.40%, due 7/22/20	1,000,000	1,086,274
		3,276,111

U.S. Government Agencies - 1.1%
Federal Farm Credit Bank 1.80%, due 6/15/20	200,000	204,272
Federal Farm Credit Bank 2.26%, due 11/13/24	500,000	502,878
Federal Home Loan Bank 3.875%, due 12/14/18	550,000	590,966
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	539,595
Federal Home Loan Mortgage Corporation 0.00%, due 11/29/19	200,000	188,817
		2,026,528
Pharmaceuticals & Biotechnology - 1.0%
Amgen, Inc. 5.70%, due 2/1/19	1,250,000	1,391,197

Thermo Fisher Scientific, Inc. 2.40%, due 2/1/19	$500,000	$507,168
		1,898,365
Capital Goods - 0.9%
Koninklijke Philips NV 5.75%, due 3/11/18 (b)	1,500,000	1,610,178

Media - 0.7%
Discovery Communications LLC 5.625%, due 8/15/19	1,150,000	1,268,696

Diversified Financials - 0.6%
Bank of New York Mellon Corporation (The) 3.55%, due 9/23/21	1,000,000	1,078,040

Healthcare Equipment & Services - 0.6%
Baxter International, Inc. 1.85%, due 6/15/18	500,000	501,580
Stryker Corporation 1.30%, due 4/1/18	500,000	499,906
		1,001,486

Real Estate - 0.5%
HCP, Inc. 3.875%, due 8/15/24	1,000,000	982,698

Telecommunication Services - 0.5%
America Movil SAB de C.V. 5.00%, due 10/16/19 (b)	750,000	828,108

Technology Hardware & Equipment - 0.4%
EMC Corporation 1.875%, due 6/1/18	700,000	692,469

Healthy Living - 0.3%
Whole Foods Market, Inc. 5.20%, due 12/3/25	500,000	527,555

Food & Staples Retailing - 0.3%
CVS Health Corporation 2.25%, due 12/5/18	500,000	511,763

Total Bonds & Notes (Cost $48,920,949)		49,834,593

Certificates Of Deposit - 0.1%
Self Help Credit Union Environmental Certificate of Deposit 1.01%, due 8/10/16	95,000	95,000

Total Certificates Of Deposit (Cost $95,000)		95,000

Short-term Investment - 3.4%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $6,248,214)		6,248,214

Total Short-term Investments (Cost $6,248,214)		6,248,214

TOTAL INVESTMENTS (d) - 99.7% (Cost $164,360,034)		179,937,597
Other Assets Less Liabilities - 0.3%		516,018

NET ASSETS -100.0%		$180,453,615

(a)	Non-income producing security.
(b)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	The rate quoted is the annualized seven-day yield of the Fund at the period end.
(d)
The cost of investments for federal income tax purposes is $164,435,577 resulting in gross unrealized appreciation and depreciation of $23,790,525 and $8,288,505 respectively, or net unrealized appreciation of $15,502,020.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2016
(Unaudited)

	SHARES	VALUE
Common Stocks - 99.3%
Software & Services - 19.2%
Accenture PLC, Class A (a)	13,190	$1,489,415
Adobe Systems, Inc. (b)	10,534	992,513
Alphabet, Inc., Class A (b)	6,152	4,354,878
Alphabet, Inc., Class C (b)	6,567	4,550,997
ANSYS, Inc. (b)	1,866	169,377
Autodesk, Inc. (b)	4,788	286,418
Automatic Data Processing, Inc.	9,743	861,671
CA, Inc.	6,974	206,849
Citrix Systems, Inc. (b)	3,267	267,371
Cognizant Technology Solutions Corporation, Class A (b)	12,859	750,580
Convergys Corporation	1,981	52,496
FleetCor Technologies, Inc. (b)	1,669	258,161
International Business Machines Corporation	19,457	2,839,555
Intuit, Inc.	5,288	533,506
Microsoft Corporation	160,255	7,991,917
NetSuite, Inc. (b)	836	67,749
Oracle Corporation	67,523	2,691,467
Rackspace Hosting, Inc. (b)	2,249	51,435
salesforce.com, Inc. (b)	13,322	1,009,808
Symantec Corporation	14,349	238,839
Teradata Corporation (b)	2,820	71,346
Western Union Company (The)	10,719	214,380
Workday, Inc., Class A (b)	2,384	178,752
Xerox Corporation	19,329	185,558
Yahoo!, Inc. (b)	18,884	691,154
		31,006,192

Pharmaceuticals & Biotechnology - 10.8%
Agilent Technologies, Inc.	7,026	287,504
Amgen, Inc.	15,934	2,522,352
Bio-Techne Corporation	764	71,190
Biogen, Inc. (b)	4,706	1,294,103
BioMarin Pharmaceutical, Inc. (b)	3,408	288,589
Bristol-Myers Squibb Company	35,240	2,543,623
Celgene Corporation (b)	16,591	1,715,675
Cepheid (b)	1,521	43,409
Fluidigm Corporation (b)	492	4,713
Gilead Sciences, Inc.	30,436	2,684,760
Merck & Company, Inc.	59,003	3,235,724
Mettler-Toledo International, Inc. (b)	582	208,327
PAREXEL International Corporation (b)	1,098	67,088
Quintiles Transnational Holdings, Inc. (b)	1,966	135,792
Thermo Fisher Scientific, Inc.	8,432	1,216,316
Vertex Pharmaceuticals, Inc. (b)	5,185	437,303
Waters Corporation (b)	1,723	224,266
Zoetis, Inc.	9,978	469,265
		17,449,999

Food & Beverage - 7.8%
Bunge Ltd.	2,986	186,625
Campbell Soup Company	3,934	242,767
Coca-Cola Company (The)	87,197	3,906,426
Coca-Cola Enterprises, Inc.	4,605	241,670

Darling Ingredients, Inc. (b)	3,345	$48,469
Dr. Pepper Snapple Group, Inc.	4,010	364,549
General Mills, Inc.	12,561	770,492
Hormel Foods Corporation	6,177	238,123
JM Smucker Company (The)	2,499	317,323
Kellogg Company	5,597	429,906
Kraft Heinz Company (The)	12,806	999,765
McCormick & Company, Inc.	2,462	230,886
Mondelez International, Inc., Class A	33,541	1,440,921
PepsiCo, Inc.	30,743	3,165,299
		12,583,221

Capital Goods - 5.7%
3M Company	13,000	2,175,940
A.O. Smith Corporation	1,556	120,154
AGCO Corporation	1,425	76,195
Air Lease Corporation	2,035	62,027
American Science & Engineering, Inc.	154	4,412
Applied Industrial Technologies, Inc.	782	35,839
Builders FirstSource, Inc. (b)	1,508	16,724
Caterpillar, Inc.	12,298	955,801
CLARCOR, Inc.	1,042	61,238
Cummins, Inc.	3,562	416,861
Deere & Company	6,574	552,939
Dover Corporation	3,324	218,387
EMCOR Group, Inc.	1,309	63,460
Fastenal Company	5,839	273,207
Flowserve Corporation	2,725	133,007
Graco, Inc.	1,173	91,951
Granite Construction, Inc.	846	37,723
H&E Equipment Services, Inc.	750	15,172
Illinois Tool Works, Inc.	6,909	722,129
Ingersoll-Rand PLC	5,549	363,681
Lincoln Electric Holdings, Inc.	1,362	85,357
Masco Corporation	7,157	219,791
Meritor, Inc. (b)	1,653	14,051
Middleby Corporation (The) (b)	1,229	134,748
Owens Corning	2,330	107,343
Parker Hannifin Corporation	2,883	334,486
Quanta Services, Inc. (b)	3,353	79,533
Rockwell Automation, Inc.	2,790	316,581
Snap-on, Inc.	1,241	197,666
Stanley Black & Decker, Inc.	3,186	356,577
Tennant Company	321	17,145
Timken Company (The)	1,475	52,554
United Rentals, Inc. (b)	1,941	129,911
W.W. Grainger, Inc.	1,200	281,424
WABCO Holdings, Inc. (b)	1,141	127,975
Wabtec Corporation	2,049	169,924
Xylem, Inc.	3,726	155,672
		9,177,585

Real Estate - 5.0%
American Tower Corporation	8,943	937,942
AvalonBay Communities, Inc.	2,891	511,100
Boston Properties, Inc.	3,253	419,182
CBRE Group, Inc., Class A (b)	6,383	189,128
Corporate Office Properties Trust	1,930	49,562
Digital Realty Trust, Inc.	3,096	272,386
Duke Realty Corporation	7,217	157,836
Equinix, Inc.	1,411	466,124
Equity Residential	7,687	523,254
Federal Realty Investment Trust	1,450	220,516
Forest City Realty Trust, Inc., Class A	4,998	103,858
HCP, Inc.	9,820	332,211

Host Hotels & Resorts, Inc.	16,005	$253,199
Iron Mountain, Inc.	5,330	194,705
Jones Lang LaSalle, Inc.	934	107,569
Liberty Property Trust	3,046	106,305
Macerich Company (The)	2,871	218,426
Potlatch Corporation	874	30,782
Prologis, Inc.	11,075	502,916
Realogy Holdings Corporation (b)	3,060	109,364
Simon Property Group, Inc.	6,532	1,314,042
UDR, Inc.	5,539	193,422
Vornado Realty Trust	3,608	345,394
Weyerhaeuser Company	16,664	535,248
		8,094,471

Household & Personal Products - 4.8%
Avon Products, Inc.	9,379	44,175
Clorox Company (The)	2,742	343,381
Colgate-Palmolive Company	17,989	1,275,780
Edgewell Personal Care Company	1,285	105,460
Estee Lauder Companies, Inc. (The), Class A	4,689	449,534
Kimberly-Clark Corporation	7,662	959,206
Procter & Gamble Company (The)	57,450	4,602,894
		7,780,430

Media - 4.7%
Charter Communications, Inc., Class A (b)	1,786	379,061
Discovery Communications, Inc., Class A (b)	3,205	87,529
Discovery Communications, Inc., Class C (b)	5,714	153,021
DreamWorks Animation SKG, Inc., Class A (b)	1,526	60,918
John Wiley & Sons, Inc., Class A	988	48,995
Liberty Global PLC, Class A (a)(b)	5,395	203,553
Liberty Global PLC, Series C (a)(b)	12,635	462,441
New York Times Company (The), Class A	2,693	34,524
Scholastic Corporation	525	19,100
Scripps Networks Interactive, Inc., Class A	1,590	99,136
Time Warner Cable, Inc.	5,974	1,267,145
Time Warner, Inc.	16,881	1,268,438
Walt Disney Company (The)	33,158	3,423,895
		7,507,756

Healthcare Equipment & Services - 4.3%
AmerisourceBergen Corporation	4,126	351,123
Becton, Dickinson and Company	4,436	715,349
Cardinal Health, Inc.	6,938	544,356
Centene Corporation (b)	3,611	223,738
Cerner Corporation (b)	6,535	366,875
Cigna Corporation	5,449	754,904
Cooper Companies, Inc. (The)	1,037	158,744
DENTSPLY SIRONA, Inc.	5,147	306,761
Edwards Lifesciences Corporation (b)	4,559	484,211
Envision Healthcare Holdings, Inc. (b)	4,027	91,131
HCA Holdings, Inc. (b)	6,878	554,504
Henry Schein, Inc. (b)	1,769	298,430
Hologic, Inc. (b)	5,031	168,991
Humana, Inc.	3,130	554,229
IDEXX Laboratories, Inc. (b)	1,910	161,109
Laboratory Corporation of America Holdings (b)	2,116	265,177
MEDNAX, Inc. (b)	2,000	142,580
Molina Healthcare, Inc. (b)	888	45,963
Patterson Companies, Inc.	1,811	78,507
Quest Diagnostics, Inc.	3,033	227,991
ResMed, Inc.	2,916	162,713
Select Medical Holdings Corporation	2,026	27,108
Team Health Holdings, Inc. (b)	1,512	63,247

Varian Medical Systems, Inc. (b)	2,090	$169,666
		6,917,407

Diversified Financials - 4.3%
American Express Company	17,668	1,156,017
Ameriprise Financial, Inc.	3,694	354,255
Bank of New York Mellon Corporation (The)	23,106	929,786
BlackRock, Inc.	2,598	925,745
Charles Schwab Corporation (The)	25,085	712,665
CME Group, Inc.	6,776	622,782
FactSet Research Systems, Inc.	821	123,766
Franklin Resources, Inc.	8,332	311,117
Invesco Ltd.	9,016	279,586
Legg Mason, Inc.	2,035	65,344
Northern Trust Corporation	4,643	330,024
State Street Corporation	8,526	531,170
T. Rowe Price Group, Inc.	5,315	400,166
TD Ameritrade Holding Corporation	5,613	167,436
		6,909,859

Semiconductors - 3.9%
Advanced Micro Devices, Inc. (b)	14,151	50,236
Analog Devices, Inc.	6,617	372,669
Applied Materials, Inc.	25,329	518,485
Intel Corporation	99,598	3,015,827
Lam Research Corporation	3,364	257,010
Microchip Technology, Inc.	4,543	220,744
NVIDIA Corporation	11,399	405,006
Skyworks Solutions, Inc.	4,040	269,953
Texas Instruments, Inc.	21,412	1,221,341
		6,331,271

Technology Hardware & Equipment - 3.8%
Black Box Corporation	310	4,532
Calix, Inc. (b)	639	4,428
Cisco Systems, Inc.	107,186	2,946,543
Corning, Inc.	24,979	466,358
EMC Corporation	40,920	1,068,421
Flextronics International Ltd. (b)	11,590	140,819
HP Inc.	37,961	465,781
Lexmark International, Inc.	1,250	48,250
Motorola Solutions, Inc.	3,363	252,864
Plantronics, Inc.	704	27,069
Super Micro Computer, Inc. (b)	835	22,470
TE Connectivity Ltd. (a)	8,162	485,476
Trimble Navigation Ltd. (b)	5,342	127,941
		6,060,952

Consumer Services - 3.4%
Aramark	4,864	162,993
Choice Hotels International, Inc.	768	38,907
Darden Restaurants, Inc.	2,397	149,213
Hilton Worldwide Holdings, Inc.	10,495	231,415
Jack in the Box, Inc.	736	49,717
Marriott International, Inc., Class A	4,349	304,822
McDonald's Corporation	19,374	2,450,617
Royal Caribbean Cruises Ltd.	3,733	288,934
Starbucks Corporation	31,300	1,759,999
Vail Resorts, Inc.	785	101,767
		5,538,384

Retailing - 3.3%
Bed Bath & Beyond, Inc. (b)	3,496	165,081
Best Buy Company, Inc.	6,582	211,151
Blue Nile, Inc.	189	4,872
Buckle, Inc. (The)	624	18,059

Caleres Inc	907	$22,865
CarMax, Inc. (b)	4,294	227,367
Foot Locker, Inc.	2,960	181,862
GameStop Corporation, Class A	2,283	74,882
Gap, Inc. (The)	5,174	119,933
Genuine Parts Company	3,186	305,760
HSN, Inc.	729	38,659
Kohl's Corporation	4,056	179,681
LKQ Corporation (b)	6,470	207,364
Lowe's Companies, Inc.	19,371	1,472,583
Netflix, Inc. (b)	8,579	772,367
Nordstrom, Inc.	2,977	152,214
Nutrisystem, Inc.	535	11,781
Office Depot, Inc. (b)	10,287	60,488
Pier 1 Imports, Inc.	1,662	11,451
Pool Corporation	890	77,795
Shutterfly, Inc. (b)	751	34,531
Signet Jewelers Ltd.	1,608	174,565
Staples, Inc.	13,675	139,485
Tiffany & Company	2,719	194,001
Tractor Supply Company	2,896	274,135
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	1,291	268,890
Weyco Group, Inc.	142	3,982
		5,405,804

Telecommunication Services - 3.2%
CenturyLink, Inc.	11,586	358,587
Cincinnati Bell, Inc. (b)	3,478	13,286
Level 3 Communications, Inc. (b)	6,440	336,554
Sprint Corporation (b)	16,557	56,791
Verizon Communications, Inc.	85,932	4,377,376
		5,142,594

Materials - 2.9%
Air Products & Chemicals, Inc.	4,309	628,640
Albemarle Corporation	2,382	157,593
Avery Dennison Corporation	1,934	140,428
Axalta Coating Systems Ltd. (b)	3,079	87,659
Ball Corporation	2,749	196,224
Compass Minerals International, Inc.	713	53,446
Domtar Corporation	1,275	49,266
Ecolab, Inc.	5,609	644,923
H.B. Fuller Company	1,090	48,745
International Flavors & Fragrances, Inc.	1,701	203,218
Minerals Technologies, Inc.	759	45,464
Mosaic Company (The)	6,715	187,953
PPG Industries, Inc.	5,690	628,119
Praxair, Inc.	6,007	705,582
Schnitzer Steel Industries, Inc., Class A	531	10,949
Sealed Air Corporation	4,189	198,391
Sherwin-Williams Company (The)	1,667	478,946
Sonoco Products Company	2,132	99,970
Valspar Corporation (The)	1,611	171,878
		4,737,394

Insurance - 2.8%
Aflac, Inc.	8,996	620,454
Chubb Ltd. (a)	9,718	1,145,363
Hartford Financial Services Group, Inc.	8,625	382,778
Marsh & McLennan Companies, Inc.	11,047	697,618
Principal Financial Group, Inc.	6,236	266,152
Progressive Corporation (The)	12,336	402,154
Travelers Companies, Inc. (The)	6,417	705,228
Willis Towers Watson PLC (a)	2,752	343,724
		4,563,471

Consumer Durables & Apparel - 2.7%
Callaway Golf Company	1,714	$16,009
Columbia Sportswear Company	606	35,493
CSS Industries, Inc.	177	4,949
Deckers Outdoor Corporation (b)	660	38,155
Ethan Allen Interiors, Inc.	570	19,403
Hanesbrands, Inc.	8,267	239,991
Hasbro, Inc.	2,378	201,274
La-Z-Boy, Inc.	1,085	28,069
Mattel, Inc.	7,115	221,205
Meritage Homes Corporation (b)	789	26,850
Michael Kors Holdings Ltd. (a)(b)	3,914	202,197
Mohawk Industries, Inc. (b)	1,335	257,161
Newell Brands, Inc.	9,398	427,985
NIKE, Inc., Class B	28,607	1,686,096
PVH Corporation	1,750	167,300
Tupperware Brands Corporation	1,052	61,090
Under Armour, Inc., Class A (b)	3,753	164,907
VF Corporation	7,261	457,806
Wolverine World Wide, Inc.	2,115	40,079
		4,296,019

Transportation - 2.3%
ArcBest Corporation	573	10,939
Avis Budget Group, Inc. (b)	2,132	53,513
C.H. Robinson Worldwide, Inc.	3,048	216,317
CSX Corporation	20,558	560,617
Echo Global Logistics, Inc. (b)	584	13,648
Expeditors International of Washington, Inc.	3,969	196,902
Genesee & Wyoming, Inc., Class A (b)	1,199	78,067
Hertz Global Holdings, Inc. (b)	7,881	72,978
Kansas City Southern	2,312	219,062
Norfolk Southern Corporation	6,304	568,053
Ryder System, Inc.	1,098	75,674
Southwest Airlines Company	3,440	153,458
United Parcel Service, Inc., Class B	14,684	1,542,848
Wesco Aircraft Holdings, Inc. (b)	1,552	22,395
		3,784,471

Banks - 1.7%
Bank of Hawaii Corporation	902	61,706
Cathay General Bancorp	1,559	47,581
CIT Group, Inc.	3,584	123,899
Citizens Financial Group, Inc.	11,296	258,114
Comerica, Inc.	3,818	169,519
Heartland Financial USA, Inc.	292	9,785
International Bancshares Corporation	1,180	30,904
KeyCorp	17,703	217,570
M&T Bank Corporation	3,062	362,296
New York Community Bancorp, Inc.	10,352	155,590
Old National Bancorp	2,258	30,257
People's United Financial, Inc.	6,474	100,347
PHH Corporation (b)	1,219	15,640
PNC Financial Services Group, Inc. (The)	10,720	941,002
Signature Bank (b)	1,086	149,683
Umpqua Holdings Corporation	4,541	71,884
		2,745,777

Commercial & Professional Services - 0.9%
ACCO Brands Corporation (b)	2,288	21,828
CEB, Inc.	663	40,901
Copart, Inc. (b)	2,396	102,645
Deluxe Corporation	994	62,403
Dun & Bradstreet Corporation (The)	756	83,470
Essendant, Inc.	818	25,186

Exponent, Inc.	548	$27,312
Heidrick & Struggles International, Inc.	327	6,452
HNI Corporation	907	39,654
ICF International, Inc. (b)	342	13,465
IHS, Inc., Class A (b)	1,468	180,828
Interface, Inc.	1,442	24,543
Kelly Services, Inc.	596	11,187
Knoll, Inc.	925	21,599
ManpowerGroup, Inc.	1,532	118,010
Navigant Consulting, Inc. (b)	1,102	17,588
On Assignment, Inc. (b)	973	35,086
R.R. Donnelley & Sons Company	4,402	76,595
Resources Connection, Inc.	655	9,674
Robert Half International, Inc.	2,767	106,004
RPX Corporation (b)	998	11,058
Steelcase, Inc.	1,843	28,124
Team, Inc. (b)	585	16,807
Tetra Tech, Inc.	1,288	37,867
TrueBlue, Inc. (b)	925	17,288
Tyco International PLC	8,997	346,564
		1,482,138

Renewable Energy & Energy Efficiency - 0.7%
Itron, Inc. (b)	817	33,595
Johnson Controls, Inc.	13,675	566,145
Ormat Technologies, Inc.	783	33,982
SunPower Corporation (b)	1,075	21,651
Tesla Motors, Inc. (b)	2,075	499,577
		1,154,950

Automobiles & Components - 0.4%
Autoliv, Inc. (a)	1,864	228,284
BorgWarner, Inc.	4,772	171,410
Harley-Davidson, Inc.	4,005	191,559
		591,253

Food & Staples Retailing - 0.3%
Sysco Corporation	11,895	548,003

Healthy Living - 0.2%
Hain Celestial Group, Inc. (The) (b)	2,267	94,897
United Natural Foods, Inc. (b)	1,044	37,239
Whole Foods Market, Inc.	7,277	211,615
		343,751

Utilities - 0.2%
American Water Works Company, Inc.	3,809	277,143

Total Common Stocks (Cost $127,374,084)		160,430,295

Short-term Investment - 0.5%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $774,049)		774,049

Total Short-term Investments (Cost $774,049)		774,049

TOTAL INVESTMENTS (d) - 99.8% (Cost $128,148,133)		161,204,344
Other Assets Less Liabilities - 0.2%		336,046

NET ASSETS -100.0%		$161,540,390

(a)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the Fund at the period end.
(d)
The cost of investments for federal income tax purposes is $131,298,514 resulting in gross unrealized appreciation and depreciation of $35,305,403 and $5,399,573 respectively, or net unrealized appreciation of $29,905,830.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”.  The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company.  The Trust accounts separately for the assets, liabilities and operations of each series.  The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.  The following is a summary of the Funds’ significant accounting policies:

(A)	Investment Valuation: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active.  Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of April 30, 2016:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$123,759,790	$-	$-	$123,759,790
BONDS & NOTES	-	49,834,593	-	49,834,593
CERTIFICATES OF DEPOSIT	-	95,000	-	95,000
SHORT-TERM OBLIGATIONS	-	6,248,214	-	6,248,214
TOTAL	$123,759,790	$56,177,807	$-	$179,937,597

The following is a summary of the inputs used to value the Equity Fund’s net assets as of April 30, 2016:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$160,430,295	$-	$-	$160,430,295
SHORT-TERM OBLIGATIONS	-	774,049	-	774,049
TOTAL	$160,430,295	$774,049	$-	$161,204,344

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.  For the period ended April 30, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3.  Neither of the Funds held any Level 3 securities during the period ended April 30, 2016.  It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

(B)	Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

(C)	Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund is authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities. The Funds are also authorized to write put and call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts. For the period ended April 30, 2016, neither the Balanced Fund nor the Equity Fund utilized options or wrote put or call options.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(D)	Repurchase Agreements: The Funds enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2. Controls and Procedures

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 28, 2016

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
June 28, 2016